Debt - Debt Issuance Costs - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Debt issuance costs, net	$ 25,000,000	$ 35,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt	4,060,000,000	5,153,000,000
Revolving Credit Facility | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt issuance costs, net	8,000,000	$ 0
Long-term debt	$ 0